MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring provision [abstract]
Schedule of manufacturing facility closures, restructuring and other related charges
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2020 under the caption manufacturing facility closures, restructuring and other related charges:

	2020	2019	2018
	$	$	$
Impairment of property, plant and equipment, net	—	669	4,839
Equipment relocation	38	156	—
Revaluation and impairment of inventories, net	596	130	1,297
Termination benefits and other labor related costs, net	3,389	1,874	1,043
Restoration and idle facility costs, net	270	1,978	268
Professional fees, net	40	393	31
Other (recoveries) costs	(5)	(64)	(418)
	4,328	5,136	7,060